                                                              File No. 333-05848
                                                                        811-1978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /X/
      Pre-Effective Amendment No.                                      / /


      Post-Effective Amendment No. 16                                  /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/
      Amendment No.                                                    / /

                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6316

                     (Name and Address of Agent for Service)
                                Marc L. Collins

                       Second Vice President and Counsel


                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                               John Blouch, Esq.
                              Dykema Gossett PLLC
                                 Suite 300 West
                               1300 I Street, NW
                             Washington, D.C. 20005

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

              immediately upon filing pursuant to paragraph (b)
      ---

              on (date) pursuant to paragraph (b)(1)(ix)

      ---
              60 days after filing pursuant to paragraph (a)(i)
      ---

              on (date) pursuant to paragraph (a)(i)
      ---

              75 days after filing pursuant to paragraph (a)(ii)
      ---


       X      on April 29, 2005 pursuant to paragraph (a)(ii) of Rule 485.
      ---


If appropriate, check the following box:

              this post-effective amendment designates a new effective date for
      ---     a previously filed post-effective amendment.

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified plans.


Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.


The minimum purchase payment is $100. You may make additional payments at any time. We may limit your total purchase payments to $1,500,000.

You may direct the allocation of your purchase payments to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA"). VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series, Inc., The Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, UBS Series Trust and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge up to 7% of the amount withdrawn. After the first year, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 20 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  MAY 1, 2005


FORM V-4826

                               TABLE OF CONTENTS


Available Funds..........................      2
Fee Table................................      4
Accumulation Unit Values.................      5
  Financial Statements...................     13
Ohio National............................     13
  Ohio National Life.....................     13
  Ohio National Variable Account A.......     13
  The Funds..............................     13
  Mixed and Shared Funding...............     14
  Voting Rights..........................     14
Distribution of Variable Annuity
  Contracts..............................     15
Deductions and Expenses..................     15
  Surrender Charge.......................     15
  Contract Administration Charge.........     15
  Deduction for Administrative
     Expenses............................     16
  Deduction for Risk Undertakings........     16
  Transfer Fee...........................     16
  Deduction for State Premium Tax........     16
  Fund Expenses..........................     16
Description of Variable Annuity
  Contracts..............................     16
  Free Look..............................     16
Accumulation Period......................     17
  Purchase Payments......................     17
  When We May Terminate Your Contract....     17
  Accumulation Units.....................     17
  Crediting Accumulation Units...........     17
  Allocation of Purchase Payments........     17
  Accumulation Unit Value and Contract Value...  17
  Net Investment Factor..................     18
  Surrender and Withdrawal...............     18
  Transfers among Subaccounts............     18
  Scheduled Transfers (Dollar Cost
     Averaging)..........................     20
  Effective Time for Purchase, Transfer
     and Redemption Orders...............     20
  Electronic Access......................     20
  Nursing Facility Confinement...........     21
  Death Benefit..........................     21
  Guaranteed Account.....................     21
  Ohio National Life Employee Discount...     22
Annuity Period...........................     22
  Annuity Payout Date....................     22
  Annuity Options........................     22
  Determination of Amount of the First
     Variable Annuity Payment............     23
  Annuity Units and Variable Payments....     23
  Transfers during Annuity Payout........     24
Other Contract Provisions................     24
  Assignment.............................     24
  Reports and Confirmations..............     24
  Substitution for Fund Shares...........     25
  Contract Owner Inquiries...............     25
  Performance Data.......................     25
Federal Tax Status.......................     25
  Tax-Deferred Annuities.................     27
  Qualified Pension or Profit-Sharing
     Plans...............................     27
  Withholding on Annuity Payments........     28
  Individual Retirement Annuities
     (IRAs)..............................     28
IRA Disclosure Statement.................     29
  Free Look Period.......................     29
  Eligibility Requirements...............     29
  Contributions and Deductions...........     29
  IRA for Non-working Spouse.............     30
  Rollover Contribution..................     31
  Premature Distributions................     31
  Distribution at Retirement.............     31
  Inadequate Distributions -- 50% Tax....     31
  Death Benefits.........................     32
  Roth IRAs..............................     32
  Savings Incentive Match Plan for
     Employees (SIMPLE)..................     32
  Reporting to the IRS...................     33
Illustration of IRA Fixed
  Accumulations..........................     33
Statement of Additional Information
  Contents...............................     34


                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

OHIO NATIONAL FUND, INC.                                 ADVISER (SUBADVISER)
Equity Portfolio                                         (Legg Mason Funds Management Inc.)
Money Market Portfolio                                   Ohio National Investments, Inc.
Bond Portfolio                                           Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)                (Suffolk Capital Management, LLC)
International Portfolio                                  (Federated Global Investment Management Corp.)
International Small Company Portfolio                    (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                           (Jennison Associates LLC)
Discovery (formerly called Small Cap) Portfolio          (Founders Asset Management LLC)
Aggressive Growth Portfolio                              (Janus Capital Management LLC)
Small Cap Growth (formerly called Core Growth)           (UBS Global Asset Management (Americas), Inc.)
Portfolio                                                (RS Investment Management Co., L.P.)
Mid Cap opportunity (formerly Growth & Income)           (Eagle Asset Management, Inc.)
Portfolio                                                Ohio National Investments, Inc.
Capital Growth Portfolio                                 (Federated Investment Management Company)
S&P 500 Index(R) Portfolio                               (Federated Equity Management Company of
High Income Bond Portfolio                               Pennsylvania)
Blue Chip Portfolio                                      Ohio National Investments, Inc.
Nasdaq-100(R) Index Portfolio                            (Suffolk Capital Management, LLC)
Bristol Portfolio (large cap stocks)                     (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)

FORM V-4826

CALVERT VARIABLE SERIES, INC.
Social Equity Portfolio                                  (Atlanta Capital Management Company, L.L.C.
THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow Target 10 Portfolios                             (First Trust Advisors, L.P.)
The Dow Target 5 Portfolios                              (First Trust Advisors, L.P.)
DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                                   (Fayez Sarofim & Co.)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  (SERVICE CLASS 2)
VIP Contrafund(R) Portfolio (a value fund)               Fidelity Management & Research Company
VIP Mid Cap Portfolio                                    Fidelity Management & Research Company
VIP Growth Portfolio                                     Fidelity Management & Research Company
VIP Equity & Income Portfolio                            Fidelity Management & Research Company
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund                     Goldman Sachs Asset Management, L.P.
Goldman Sachs CORE(SM) U.S. Equity Fund                  Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund                        Goldman Sachs Asset Management, L.P.
JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                                         Janus Capital Management LLC
International Growth Portfolio                           Janus Capital Management LLC
Worldwide Growth Portfolio                               Janus Capital Management LLC
Balanced Portfolio                                       Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
JPMorgan Mid Cap Value Portfolio                         Robert Fleming, Inc.
JPMorgan Small Company Portfolio                         J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio                    Lazard Asset Management LLC
Lazard Retirement Emerging Markets Portfolio             Lazard Asset Management LLC
MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS Investors Growth Stock Series                        Massachusetts Financial Services Company
MFS Mid Cap Growth Series                                Massachusetts Financial Services Company
MFS New Discovery Series                                 Massachusetts Financial Services Company
MFS Total Return Series                                  Massachusetts Financial Services Company
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
Real Return Portfolio                                    Pacific Investment Management Company LLC
Total Return Portfolio                                   Pacific Investment Management Company LLC
Global Bond Portfolio                                    Pacific Investment Management Company LLC
PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)                 Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth       Jennison Associates LLC
  fund)
ROYCE CAPITAL FUND
Royce Small-Cap Portfolio                                Royce & Associates, LLC
Royce Micro-Cap Portfolio                                Royce & Associates, LLC
UBS SERIES TRUST
U.S. Allocation Portfolio                                UBS Global Asset Management (US), Inc.
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II)
Core Plus Fixed Income Portfolio                         Van Kampen*
U.S. Real Estate Portfolio                               Van Kampen*


* Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

FORM V-4826

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.


CONTRACT OWNER TRANSACTION EXPENSES                             YEARS    CHARGE
-----------------------------------                             -----    -------
Deferred Sales Load (this "surrender charge" is a percentage of value withdrawn; the percentage varies with the number of
years from purchase payments to which values relate)            1st         7%
                                                                2nd         7%
                                                                3rd         6%
                                                                4th         5%
                                                                5th         4%
                                                                6th         2%
                                                                7th         1%
                                                                8th         0%
Exchange ("Transfer") Fee (currently no charge for the first
  4 transfers each contract year)                                          $3


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

Annual Contract Fee (no fee if your contract value exceeds      $35
  $50,000)

Separate Account Annual Expenses (as a percentage of average account value or death benefit amount)

Mortality and Expense Risk Fees                                 1.05%
Account Expenses                                                0.25%
                                                                -----
Total Separate Account Annual Expenses                          1.30%

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                MINIMUM   MAXIMUM
                                                                -------   -------
Total Annual Fund Operating Expenses (expenses deducted from
  Fund assets, including management fees, distribution
  (12b-1) fees and other Fund operating expenses)               0.44 %     3.92%

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND.

THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:

1 YEAR  3 YEARS   5 YEARS   10 YEARS
------  -------   -------   --------
$1,220  $2,097    $2,952     $5,163

(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:

1 YEAR  3 YEARS   5 YEARS   10 YEARS
------  -------   -------   --------
 $ 521  $1,561    $2,596     $5,163

FORM V-4826

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on January 3, 1997. Since then, the following changes have been made to available funds:

November 1, 1999               Ohio National Fund Capital Growth, High Income
                               Bond, Equity Income and Blue Chip portfolios, the
                               Dow Target Variable Funds, the Goldman Sachs
                               Variable Insurance Trust funds, the Janus Aspen
                               Institutional Series portfolios, the Lazard
                               Retirement Series portfolios, the Strong Variable
                               Insurance Funds and the Van Kampen (formerly
                               Morgan Stanley) Universal Institutional Funds
                               (Class I) U.S. Real Estate portfolio were added

May 1, 2000                    Ohio National Fund Nasdaq-100 Index portfolio,
                               Janus Aspen Series Service Shares portfolios,
                               PBHG Technology & Communications Portfolio and
                               Fidelity Variable Insurance Products Fund Service
                               Class 2 portfolios were added, and Janus Aspen
                               Series Institutional Shares portfolios were discontinued for new contracts

May 1, 2001                    Strong Multi Cap Value Fund II (formerly called
                               Strong Schafer Value Fund II) and VIP Initial
                               Class Portfolios were no longer available in new contracts

November 1, 2001               J.P. Morgan Series Trust portfolios and MFS
                               Variable Insurance Trust funds were added

May 1, 2002                    Ohio National Fund Bristol and Bryton Growth
                               portfolios were added

August 1, 2002                 PIMCO Variable Insurance Trust portfolios were
                               added

May 1, 2003                    Calvert Variable Series, Inc. Social Equity
                               portfolio replaced Ohio National Fund Social
                               Awareness portfolio through merger. Dreyfus
                               Variable Investment Fund, Janus Aspen Series
                               International Growth portfolio, The Prudential
                               Series Fund, Inc., Royce Capital Fund and UBS
                               Series Trust added. Van Kampen Universal
                               Institutional Funds (Class I) U.S. Real Estate portfolio discontinued for new contracts, Van
                               Kampen Universal Institutional Funds (Class II) added for new contracts, and The Dow Target
                               Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers

October 1, 2003                Fidelity VIP Equity-Income Portfolio added.

May 1, 2004                    PBHG Technology & Communications portfolio and
                               Strong Variable Insurance Funds no longer available for new contracts.

OHIO NATIONAL FUND, INC.:


                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
Equity                                 1997              $10.00             $11.85           210,014
                                       1998               11.85              12.36           417,378
                                       1999               12.36              14.63           434,985
                                       2000               14.63              13.48           500,620
                                       2001               13.48              12.19           542,718
                                       2002               12.19               9.78           454,784
                                       2003                9.78              13.93           446,092
                                       2004               13.93              15.46           518,844


FORM V-4826

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
Money Market                           1997              $10.00             $10.30           102,555
                                       1998               10.30              10.72           458,755
                                       1999               10.72              11.11           405,404
                                       2000               11.11              11.66           344,659
                                       2001               11.66              11.95           782,097
                                       2002               11.95              11.96           724,890
                                       2003               11.96              11.89           221,969
                                       2004               11.89              11.86           148,305

Bond                                   1997               10.00              10.84            47,241
                                       1998               10.84              11.26           155,242
                                       1999               11.26              11.18           171,924
                                       2000               11.18              11.68           144,413
                                       2001               11.68              12.50           163,050
                                       2002               12.50              13.41           188,034
                                       2003               13.41              14.62           146,536
                                       2004               14.62              15.28           127,643

Omni                                   1997               10.00              11.73           276,040
                                       1998               11.73              12.10           670,925
                                       1999               12.10              13.30           615,890
                                       2000               13.30              11.18           551,143
                                       2001               11.18               9.60           476,238
                                       2002                9.60               7.31           353,453
                                       2003                7.31               9.11           314,477
                                       2004                9.11               9.63           260,177

International                          1997               10.00               9.87           274,724
                                       1998                9.87              10.12           318,013
                                       1999               10.12              16.72           255,315
                                       2000               16.72              12.85           272,567
                                       2001               12.85               8.93           246,419
                                       2002                8.93               7.00           201,956
                                       2003                7.00               9.16           179,729
                                       2004                9.16              10.21           183,083

International Small Company            1997               10.00              10.75           115,149
                                       1998               10.75              10.99           150,832
                                       1999               10.99              22.62           164,036
                                       2000               22.62              15.57           116,395
                                       2001               15.57              10.87           110,579
                                       2002               10.87               9.12            97,436
                                       2003                9.12              13.86            92,568
                                       2004               13.86              16.53            82,828

Capital Appreciation                   1997               10.00              11.40           136,072
                                       1998               11.40              11.92           392,537
                                       1999               11.92              12.53           318,047
                                       2000               12.53              16.26           267,385
                                       2001               16.26              17.61           330,320
                                       2002               17.61              13.88           292,382
                                       2003               13.88              18.03           258,031
                                       2004               18.03              20.02           245,754


FORM V-4826

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
Discovery                              1997              $10.00             $12.72           154,909
                                       1998               12.72              13.89           322,152
                                       1999               13.89              28.31           404,961
                                       2000               28.31              24.81           459,912
                                       2001               24.81              19.99           418,403
                                       2002               19.99              13.27           367,097
                                       2003               13.27              18.04           316,662
                                       2004               18.04              19.75           272,018

Aggressive Growth                      1997               10.00              12.39            38,689
                                       1998               12.39              13.19            84,441
                                       1999               13.19              13.77            85,202
                                       2000               13.77               9.88           115,261
                                       2001                9.88               6.65           100,958
                                       2002                6.65               4.73            96,543
                                       2003                4.73               6.14            78,758
                                       2004                6.14               6.61            64,534

Small Cap Growth                       1997               10.00              11.35            70,774
                                       1998               11.35              12.20            79,478
                                       1999               12.20              24.68           122,649
                                       2000               24.68              20.25           147,773
                                       2001               20.25              12.09           128,754
                                       2002               12.09               8.46           105,060
                                       2003                8.46              12.14           100,526
                                       2004               12.14              13.36            84,511

Mid Cap Opportunity                    1997               10.00              13.68           176,611
                                       1998               13.68              14.47           520,160
                                       1999               14.47              23.17           617,635
                                       2000               23.17              20.97           645,124
                                       2001               20.97              18.02           603,213
                                       2002               18.02              13.23           522,652
                                       2003               13.23              19.11           454,152
                                       2004               19.11              21.42           382,243

S&P 500 Index                          1997               10.00              12.71           164,052
                                       1998               12.71              16.31           756,235
                                       1999               16.31              20.22         1,108,627
                                       2000               20.22              18.04         1,087,800
                                       2001               18.04              15.43         1,009,929
                                       2002               15.43              11.79           888,209
                                       2003               11.79              14.88           824,604
                                       2004               14.88              16.20           749,308


FORM V-4826

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
Capital Growth                         1999              $10.00             $14.19             9,170
                                       2000               14.19              10.37           137,373
                                       2001               10.37               8.74           125,366
                                       2002                8.74               5.00           123,131
                                       2003                5.00               6.91           118,213
                                       2004                6.91               8.17           103,206

High Income Bond                       2000               10.00               9.43             4,941
                                       2001                9.43               9.71            26,382
                                       2002                9.71               9.96            26,410
                                       2003                9.96              12.07            27,234
                                       2004               12.07              13.19            36,892

Blue Chip                              2000               10.00              10.33            11,343
                                       2001               10.33               9.77            29,931
                                       2002                9.77               7.77            22,003
                                       2003                7.77               9.71            36,165
                                       2004                9.71              10.50            36,448

Nasdaq-100 Index                       2000               10.00               6.04            29,919
                                       2001                6.04               4.01           105,192
                                       2002                4.01               2.48           133,298
                                       2003                2.48               3.62           149,069
                                       2004                3.62               3.93           122,789

Bristol                                2002               10.00               7.83            15,474
                                       2003                7.83              10.24            34,505
                                       2004               10.24              10.98            37,425

Bryton Growth                          2002               10.00               6.82            14,319
                                       2003                6.82               9.13            24,726
                                       2004                9.13               9.69            24,711

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Growth & Income          1999               10.00              10.50                15
                                       2000               10.50               9.88             3,392
                                       2001                9.88               8.84            15,077
                                       2002                8.84               7.74            19,154
                                       2003                7.74               9.50            19,586
                                       2004                9.50              11.14            24,222

Goldman Sachs CORE U.S. Equity         1999               10.00              10.92             3,761
                                       2000               10.92               9.74            27,155
                                       2001                9.74               8.47            20,857
                                       2002                8.47               6.53            18,931
                                       2003                6.53               8.35            18,179
                                       2004                8.35               9.47            14,453

Goldman Sachs Capital Growth           1999               10.00              11.17               526
                                       2000               11.17              10.15             9,008
                                       2001               10.15               8.57            11,056
                                       2002                8.57               6.40            26,820
                                       2003                6.40               7.82            17,352
                                       2004                7.82               8.42            12,326


FORM V-4826

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
JANUS ASPEN SERIES INSTITUTIONAL SHARES:

Growth                                 1999              $10.00             $11.65           151,547
                                       2000               11.65               9.83           337,714
                                       2001                9.83               7.30           212,895
                                       2002                7.30               5.30           164,853
                                       2003                5.30               6.89           145,041
                                       2004                6.89               7.11            90,047

Worldwide Growth                       1999               10.00              13.22            33,158
                                       2000               13.22              11.01           265,777
                                       2001               11.01               8.43           242,670
                                       2002                8.43               6.20           201,998
                                       2003                6.20               7.59           162,508
                                       2004                7.59               7.85           113,552

Balanced                               1999               10.00              11.02            31,407
                                       2000               11.02              10.63           245,282
                                       2001               10.63              10.01           201,883
                                       2002               10.01               9.24           200,267
                                       2003                9.24              10.40           171,315
                                       2004               10.40              11.15           133,548

JANUS ASPEN SERIES SERVICE SHARES:

Growth                                 2000               10.00               8.08            97,082
                                       2001                8.08               5.99           138,508
                                       2002                5.99               4.33           132,552
                                       2003                4.33               5.63           128,282
                                       2004                5.63               5.79           125,636

Worldwide Growth                       2000               10.00               7.99           116,761
                                       2001                7.99               6.10           182,581
                                       2002                6.10               4.47           191,295
                                       2003                4.47               5.46           184,594
                                       2004                5.46               5.63           169,944

Balanced                               2000               10.00               9.73            75,818
                                       2001                9.73               9.13           163,510
                                       2002                9.13               8.41           180,189
                                       2003                8.41               9.44           188,592
                                       2004                9.44              10.09           185,996

LAZARD RETIREMENT SERIES, INC.:

Lazard Retirement Small Cap            1999               10.00              10.53               712
                                       2000               10.53              12.59            13,745
                                       2001               12.59              14.74            59,793
                                       2002               14.74              11.98            63,418
                                       2003               11.98              16.23            62,888
                                       2004               16.23              18.40            55,688


FORM V-4826

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
Lazard Retirement Emerging Markets     1997              $10.00             $ 9.17            56,016
                                       1998                9.17               5.66            72,272
                                       1999                5.66              12.51            67,420
                                       2000               12.51               8.88            51,070
                                       2001                8.88               8.32            54,145
                                       2002                8.32               8.09            60,165
                                       2003                8.09              12.22            59,118
                                       2004               12.22              15.75            67,157

PBHG INSURANCE SERIES FUND:

Technology & Communications            2000               10.00               5.34            91,261
                                       2001                5.34               2.51            95,767
                                       2002                2.57               1.14           143,375
                                       2003                1.14               1.64           165,598
                                       2004                1.64               1.72           110,490

ROYCE CAPITAL FUND:

Small Cap                              2003               10.00              13.96             7,363
                                       2004               13.96              17.22            44,551

Micro Cap                              2003               10.00              14.69             5,226
                                       2004               14.69              16.51            32,698

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II):

US Real Estate                         2003               10.00              12.79                 9
                                       2004               12.79              17.17             2,645

Core Plus Fixed Income                 2004               10.00              11.83             1,705

PIMCO VARIABLE INSURANCE TRUST:

Real Return                            2002               10.00              10.67            23,722
                                       2003               10.67              11.46            47,963
                                       2004               11.46              12.32            65,261

Total Return                           2002               10.00              10.42            28,667
                                       2003               10.42              10.81            49,708
                                       2004               10.81              11.19            49,501

Global Bond                            2002               10.00              10.68             6,465
                                       2003               10.68              12.07             8,281
                                       2004               12.07              13.18            13,258

STRONG VARIABLE INSURANCE FUNDS, INC.:

Strong Mid Cap Growth II               1999               10.00              12.91            14,858
                                       2000               12.91              10.86           230,628
                                       2001               10.86               7.42           141,857
                                       2002                7.42               4.57           114,697
                                       2003                4.57               6.06           110,618
                                       2004                6.06               7.13            86,079


FORM V-4826

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
Strong Opportunity II                  1999              $10.00             $11.15               375
                                       2000               11.15              11.74            31,411
                                       2001               11.74              11.16            45,268
                                       2002               11.16               8.06            52,049
                                       2003                8.06              10.90            56,933
                                       2004               10.90              12.72            43,658

Strong Multi Cap Value II              2000               10.00              10.94            26,111
                                       2001               10.94              11.25            20,612
                                       2002               11.25               8.53             2,955
                                       2003                8.53              11.66             3,416
                                       2004               11.66              13.44             3,320

FIDELITY VARIABLE INSURANCE
PRODUCTS FUND INITIAL CLASS:

VIP High Income                        1997               10.00              11.69           118,713
                                       1998               11.69              11.05           280,388
                                       1999               11.05              11.79           225,514
                                       2000               11.79               9.03           194,862
                                       2001                9.03               7.86           144,957
                                       2002                7.86               8.03           115,348
                                       2003                8.03              10.09            98,462
                                       2004               10.09              10.91            82,781

VIP Equity-Income                      1997               10.00              12.50           133,739
                                       1998               12.50              13.78           398,393
                                       1999               13.78              14.46           538,074
                                       2000               14.46              15.48           437,314
                                       2001               15.48              14.52           396,056
                                       2002               14.52              11.91           336,449
                                       2003               11.91              15.31           263,690
                                       2004               15.31              16.87           226,431

VIP Growth                             1997               10.00              12.48            81,290
                                       1998               12.48              17.19           263,103
                                       1999               17.19              23.32           501,352
                                       2000               23.32              20.50           476,148
                                       2001               20.50              16.66           429,163
                                       2002               16.66              11.50           378,768
                                       2003               11.50              15.07           342,395
                                       2004               15.07              15.59           295,990

FIDELITY VARIABLE INSURANCE
PRODUCTS FUND SERVICE CLASS 2:

VIP Contrafund                         2000               10.00               9.23            13,471
                                       2001                9.23               7.98            27,636
                                       2002                7.98               7.12            74,604
                                       2003                7.12               9.00            94,161
                                       2004                9.00              10.24           142,693


FORM V-4826

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
VIP Mid Cap                            2000              $10.00             $11.15            23,139
                                       2001               11.15              10.62            44,983
                                       2002               10.62               9.43           117,955
                                       2003                9.43              12.88           109,214
                                       2004               12.88              15.85           124,238

VIP Growth                             2000               10.00               8.45            35,420
                                       2001                8.45               6.86            54,548
                                       2002                6.86               4.72            63,190
                                       2003                4.72               6.17            80,868
                                       2004                6.17               6.29            81,693

VIP Equity-Income                      2003               10.00              11.15             1,298
                                       2004               11.15              12.24             9,966

J.P. MORGAN SERIES TRUST II:

JPMorgan Small Company                 2001               10.00              11.18               222
                                       2002               11.18               8.65             1,556
                                       2003                8.65              11.61             2,865
                                       2004               11.61              14.57             9,420

JPMorgan Mid Cap Value                 2001               10.00              10.96             2,777
                                       2002               10.96              10.90            11,555
                                       2003               10.90              13.95            17,936
                                       2004               13.95              16.68            37,732

MFS VARIABLE INSURANCE TRUST:

MFS Investors Growth Stock             2001               10.00              10.71               227
                                       2002               10.71               7.64             1,309
                                       2003                7.64               9.25             1,954
                                       2004                9.25               9.95             1,451

MFS Mid Cap Growth                     2001               10.00              11.10               955
                                       2002               11.10               6.20               110
                                       2003                6.20               8.36             6,691
                                       2004                8.36               9.44            15,501

MFS New Discovery                      2001               10.00              11.55               215
                                       2002               11.55               7.78             6,130
                                       2003                7.78              10.24             9,663
                                       2004               10.24              10.74            10,550

MFS Total Return                       2001               10.00              10.26             1,296
                                       2002               10.26               9.58            37,201
                                       2003                9.58              10.97            80,644
                                       2004               10.97              12.03            95,731

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS I):

U.S. Real Estate                       1999               10.00              10.14               197
                                       2000               10.14              12.94             4,345
                                       2001               12.94              14.03             3,884
                                       2002               14.03              13.75             2,402
                                       2003               13.75              18.66            13,271
                                       2004               18.66              25.12            20,125


FORM V-4826

                                      YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                      DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                      -----------   -----------------   -------------   ---------------
THE PRUDENTIAL SERIES FUND, INC.:

Jennison 20/20 Focus                   2003              $10.00             $12.35               505
                                       2004               12.35              14.06             1,563

Jennison                               2004               10.00              13.09               213

CALVERT VARIABLE SERIES, INC.:

Social Equity                          2003               10.00               7.05            40,997
                                       2004                7.05               7.45            35,436

DREYFUS VARIABLE INVESTMENT FUND SERVICE SHARES:

Appreciation                           2003               10.00              11.70               554
                                       2004               11.70              12.02             1,914


FINANCIAL STATEMENTS


The complete financial statements of VAA, and of Ohio National Life, including the Independent Registered Public Accounting Firm's Reports for them, are included in the Statement of Additional Information for VAA.


                                 OHIO NATIONAL

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $13 billion and equity of approximately $1.2 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.


OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940.

The assets of each subaccount of VAA are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

FORM V-4826

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.


For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies.


The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive for VAA.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

FORM V-4826

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 6.45% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percent of the amount withdrawn. The percent varies with the contract year as follows:

    YEARS      PAYMENT
    -----      -------
     1st        7%
     2nd        7%
     3rd        6%
     4th        5%
     5th        4%
     6th        2%
     7th        1%
8th and later   0%

On or after the first contract anniversary, you may withdraw not more than 10% of the contract value (as of the last day of the prior contract year) once each contract year without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the initial purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $35 from the contract value. This helps to repay us for maintaining the contract. We guarantee not to increase the contract administration charge. There is no contract administration charge if your contract value is at least $50,000. The charge is not made after annuity payments begin.

FORM V-4826

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant's death before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.05% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.55% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

TRANSFER FEE


We may charge a transfer fee of $3 (which may be increased to $15) for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year. Other restrictions may apply. See "Transfers among Subaccounts" below.


DEDUCTION FOR STATE PREMIUM TAX


Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates now range from 0.5% to 4.0%. We will deduct from your contract value the amount of any applicable premium tax when it is incurred. Normally, that is when an annuity payout option begins.


FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

FORM V-4826

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your purchase payments must be at least $100. You may make payments at any time. We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

WHEN WE MAY TERMINATE YOUR CONTRACT

We may terminate a contract on any anniversary when its value is less than the lesser of (a) $1,000 or (b) $250 times the number of years the contract has been in force. This could have adverse tax consequences to you. We will not terminate an individual retirement annuity (IRA) if you made a purchase payment during the preceding two years. We will not terminate an annuity funding a Section 403(b) salary reduction agreement.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make each purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant between purchase payments, but their dollar value varies with the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS


Your registered representative will send application forms or orders, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your first purchase payment will be credited within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days. You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Payments received after 4 p.m. (Eastern time) on any process day (except on days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.


ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

FORM V-4826

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

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:


(a) is:


     (1) the net asset value the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL


Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn. Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charge. In the case of a surrender, we subtract the contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.


If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing that portion which relates to such payments until the check for the purchase payment has cleared. We require the return of the contract in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS


You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.



We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the


FORM V-4826

Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.



Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.



We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios' operating expenses. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.



The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges.



Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.



Upon the third instance of excessive trading, the contract values will be transferred to the money market portfolio and all transfer privileges will be suspended. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.



We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. OTHERWISE, OUR POLICIES RELATED TO EXCESSIVE TRADING AND MARKET TIMING WILL BE APPLIED TO ALL CONTRACT OWNERS UNIFORMLY AND WITHOUT EXCEPTION. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your contract.



Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:



- The number of transfers made in a defined period;



- The dollar amount of the transfer;



- The total assets of the portfolios involved in the transfer;



- The investment objectives of the particular portfolios involved in your transfers; and/or



- Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.


FORM V-4826

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


Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual's excessive trading practices through these omnibus accounts.



Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner's account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.



We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.


SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.


EFFECTIVE TIME FOR PURCHASE, TRANSFER AND REDEMPTION ORDERS



Orders to purchase, redeem or transfer shares received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.


ELECTRONIC ACCESS


If you give us a pre-authorization form, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at www.ohionational.com. You may also request transfers and change allocations on our web site. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.


We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added

FORM V-4826
security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.


Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, your agent's or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.


We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

NURSING FACILITY CONFINEMENT

If the annuitant is, or has been, confined to a state licensed or legally operated in-patient nursing home facility for at least 60 consecutive days, we will not assess a surrender charge on partial withdrawals of up to $5,000 per month. You may not withdraw more than one half of the contract value as of the beginning of the confinement. This waiver of the surrender charge may not be available in all states. It only applies when:

- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

DEATH BENEFIT


If the annuitant dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which we receive proof of death and a written claim in good order. The amount of death benefit is the contract value or, if greater, the total purchase payments made less any partial withdrawals.


GUARANTEED ACCOUNT


The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.


The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values

FORM V-4826
allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.


We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract) compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $35 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

FORM V-4826

Option 1(a):   Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant's death).

Option 1(b):   Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):   Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):   Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):   Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant's death).

Option 2(b):   Joint & Survivor Life Annuity with installment payments
               guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period

FORM V-4826
and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you semi-annual statements showing
(a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

FORM V-4826

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.


The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.


FORM V-4826

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.


As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.


When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.



A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." If you elect to withdraw any portion of your accumulation value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.


There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.


Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for contracts owned by tax-qualified plans.


FORM V-4826

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.


With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:


- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS


Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code, and therefore not considered "investment in the contract."



The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.


FORM V-4826

WITHHOLDING ON ANNUITY PAYMENTS



Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.


INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

FORM V-4826

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.


Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SAR SEPPs may no longer be established. Elective deferrals under a salary reduction SEPP-IRA are subject to an inflation-adjusted limit which is $14,000 for 2005.



The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $4,000 in 2005 (increasing to $5,000 in 2008) or (2) 100%
of your earned compensation. Those age 50 or older may make an


FORM V-4826
additional IRA contribution of $500 per year in 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.



Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $42,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.



The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $4,000 or (2) 100% of taxable alimony. (See scheduled increases above.)


If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE


If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $8,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $8,000; or (iii) 100% of your combined gross income.


Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

FORM V-4826

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.


A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)


PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)


You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.


The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

FORM V-4826

DEATH BENEFITS


If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.


ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.


For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.


UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)


An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $10,000 in 2005. Employees age 50 and older may contribute an additional $2,000 in 2005 (increasing to $2,500 in 2006). Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.


FORM V-4826

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS


                      $1,000 ONE                          $1,000 ONE
      $1000 ANNUAL       TIME             $1000 ANNUAL       TIME
YEAR  CONTRIBUTION   CONTRIBUTION   YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   ------------   ----  ------------   ------------
 1     $ 1,020.00     $1,020.00      35   $ 50,994.37     $1,999.87
 2     $ 2,060.40     $1,040.40      36   $ 53,034.25     $2,039.87
 3     $ 3,121.61     $1,061.21      37   $ 55,114.94     $2,080.67
 4     $ 4,204.04     $1,082.43      38   $ 57,237.24     $2,122.28
 5     $ 5,308.12     $1,104.08      39   $ 59,401.98     $2,164.73
 6     $ 6,434.28     $1,126.16      40   $ 61,610.02     $2,208.02
 7     $ 7,582.97     $1,148.68      41   $ 63,862.22     $2,252.18
 8     $ 8,754.63     $1,171.65      42   $ 66,159.47     $2,297.22
 9     $ 9,949.72     $1,195.08      43   $ 68,502.66     $2,343.16
 10    $11,168.71     $1,218.98      44   $ 70,892.71     $2,390.02
 11    $12,412.09     $1,243.36      45   $ 73,330.56     $2,437.82
 12    $13,680.33     $1,268.23      46   $ 75,817.18     $2,486.58
 13    $14,973.94     $1,293.59      47   $ 78,353.52     $2,536.31
 14    $16,293.42     $1,319.46      48   $ 80,940.59     $2,587.04
 15    $17,639.28     $1,345.85      49   $ 83,579.40     $2,638.78
 16    $19,012.07     $1,372.77      50   $ 86,270.99     $2,691.56
 17    $20,412.31     $1,400.23      51   $ 89,016.41     $2,745.39
 18    $21,840.56     $1,428.23      52   $ 91,816.74     $2,800.30
 19    $23,297.37     $1,456.79      53   $ 94,673.07     $2,856.31
 20    $24,783.32     $1,485.93      54   $ 97,586.53     $2,913.44
 21    $26,298.98     $1,515.65      55   $100,558.26     $2,971.71
 22    $27,844.96     $1,545.96      56   $103,589.43     $3,031.14
 23    $29,421.86     $1,576.88      57   $106,681.22     $3,091.76
 24    $31,030.30     $1,608.42      58   $109,834.84     $3,153.60
 25    $32,670.91     $1,640.59      59   $113,051.54     $3,216.67
 26    $34,344.32     $1,673.40      60   $116,332.57     $3,281.00
 27    $36,051.21     $1,706.87      61   $119,679.22     $3,346.62
 28    $37,792.23     $1,741.01      62   $123,092.81     $3,413.55
 29    $39,568.08     $1,775.83      63   $126,574.66     $3,481.82
 30    $41,379.44     $1,811.35      64   $130,126.16     $3,551.46
 31    $43,227.03     $1,847.58      65   $133,748.68     $3,622.49
 32    $45,111.57     $1,884.53      66   $137,443.65     $3,694.94
 33    $47,033.80     $1,922.22      67   $141,212.53     $3,768.84
 34    $48,994.48     $1,960.66      68   $145,056.78     $3,844.22
                                     69   $148,977.91     $3,921.10
                                     70   $152,977.47     $3,999.52



Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 7 years after amounts are deposited into the policy as follows: Year 1-7%, Year 2-7%, Year 3-6%, Year 4-5%, Year 5-4%, Year 6-2%, Year 7-1%. See "Surrender Charge" in this prospectus for further information regarding application of the surrender charge.


FORM V-4826

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian

Independent Registered Public Accounting Firm

Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities
Financial Statements

FORM V-4826

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2005



This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated May 1, 2005. To get a free copy of the prospectus for VAA, write or call us at the above address.



                                Table of Contents


          Custodian .........................................................................   2
          Independent Registered Public Accounting Firm .....................................   2
          Underwriter .......................................................................   2
          Calculation of Money Market Yield .................................................   3
          Total Return ......................................................................   3
          Loans Under Tax-sheltered Annuities ...............................................   4
          Financial Statements



                                 "TOP EXPLORER"

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street,
Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAA's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAA at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAA's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA have been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of Ohio National Variable Account A and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to a change in the method of accounting for embedded reinsurance derivatives. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.


UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:


                                   Aggregate                 Retained
Year                              Commissions              Commissions
----                              -----------              -----------
2004                             $57,887,088               $10,504,630
2003                             $91,054,326               $12,995,595
2002                             $80,193,871               $11,703,457

CALCULATION OF MONEY MARKET YIELD


The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2004, was 0.74%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period
                  (or fractional portion thereof).


For this purpose, note that these contracts were first offered on January 3, 1997. Hypothetical results based upon performance of the Fund underlying each subaccount before that assume that the same charges and deductions applicable to the current contracts were in effect from the beginning of each Fund. Note that, for purposes of these calculations, we convert the $35 annual contract administration charge to an annual percentage charge of 0.12%. This is based on an average contract value of $29,100. The actual effect that this charge would have on total returns would be less than that percentage for contracts having a higher value and greater than that for contracts having a lower value. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the end of the periods shown. Using those assumptions, the average total returns for contract investments in each Fund from the beginning of the subaccount and for the one-, five- and ten-year periods ending on December 31, 2004, and assuming surrender of the contract on the latter date, are as follows:



                                          Fund
                                       Inception                                                   Account       Since
                                          Date     Life of Fund   1 Yr.       5 Yr.      10 Yr.   Inception*   Inception*
                                        -------    ------------   -----       -----      -----    ----------   ----------
TOP EXPLORER
12/31/04
OHIO NATIONAL FUND, INC.
Money Market                            7/31/80         4.79%     -7.29%        0.54%      2.63%    7/31/80       4.79%
Equity                                  1/14/71         8.44%      3.99%        0.33%      8.37%    1/14/71       8.44%
Bond                                    11/2/82         6.58%     -2.47%        5.83%      6.20%    11/2/82       6.58%
Omni                                    9/10/84         5.80%     -1.26%       -7.30%      2.85%    9/10/84       5.80%
S&P 500 Index                            1/3/97         6.53%      1.88%       -5.32%      ----      1/3/97       6.22%
International                           4/30/93         4.78%      4.52%      -10.61%      2.69%    4/30/93       4.78%
International Small Co                  3/31/95         7.49%     12.32%       -7.13%      ----     3/31/95       7.49%
Capital Appreciation                    4/30/94        10.44%      4.05%        9.27%     10.69%    4/30/94      10.44%
Discovery                               4/30/94        11.01%      2.50%       -8.03%      9.75%    4/30/94      11.01%
Aggressive Growth                       3/31/95        -3.03%      0.56%      -15.16%      ----     3/31/95      -3.03%
Mid Cap Opportunity                      1/3/97         9.80%      5.10%       -2.42%      ----      1/3/97      10.00%
Capital Growth                           5/1/98         8.98%     11.17%      -11.74%      ----      5/1/98       8.98%
High Income Bond                         5/1/98         3.63%      2.25%        4.44%      ----      5/1/98       3.63%
Blue Chip                                5/1/98         0.97%      1.19%       -0.52%      ----      5/1/98       0.97%
Small Cap Growth                         1/3/97         1.49%      3.01%      -12.90%      ----      1/3/97       3.69%
Nasdaq-100 Index                         5/1/00       -19.97%      1.59%        ----       ----      5/1/00     -19.97%
Bristol                                  5/1/02         1.41%      0.23%        ----       ----      5/1/02       1.41%
Bryton                                   5/1/02        -3.51%     -0.88%        ----       ----      5/1/02      -3.51%
CALVERT VARIABLE SERIES, INC.
Social Equity                           4/30/02         1.92%     -1.22%        ----       ----      5/1/03      10.64%
THE DOW TARGET VARIABLE FUND LLC
Dow Target 10 - First Qtr                1/4/99         0.99%     -5.12%        0.44%      ----      1/4/99       0.99%
Dow Target 10 - Second Qtr               4/1/99         2.47%     -6.38%        2.11%      ----      4/1/99       2.47%
Dow Target 10 - Third Qtr                7/1/99        -0.66%     -4.99%        1.40%      ----      7/1/99      -0.66%
Dow Target 10 - Fourth Qtr              10/1/99         1.45%     -7.16%        2.82%      ----     10/1/99       1.45%
Dow Target 5 - First Qtr                 1/3/00         2.78%      2.26%        ----       ----      1/3/00       2.78%
Dow Target 5 - Second Qtr                4/1/00         4.89%      2.54%        ----       ----      4/1/00       4.89%
Dow Target 5 - Third Qtr                 7/1/00         2.71%     -0.52%        ----       ----      7/1/00       2.71%
Dow Target 5 - Fourth Qtr               10/1/99         1.04%     -1.81%        4.14%      ----     10/1/99       1.04%


                                            Fund
                                         Inception                                                   Account       Since
                                            Date     Life of Fund   1 Yr.       5 Yr.      10 Yr.   Inception*   Inception*
                                          -------    ------------   -----       -----      -----    ----------   ----------
DREYFUS VARIABLE INVESTMENT FUND
(SERVICE SHARES)
Appreciation                              12/31/00      -1.99%      -3.55 %    -2.43%      ----       5/1/03        8.18%
FIDELITY VARIABLE INSURANCE PRODUCTS
(SERVICE CLASS 2 SHARES)
Contrafund                                 1/31/95      12.58%       6.68%     -0.46%      ----       5/1/00       -0.35%
Growth                                     10/9/86       9.43%      -5.20%     -9.44%      8.24%      5/1/00      -10.37%
Mid Cap                                   12/28/98      18.14%      16.05%     12.81%      ----       5/1/00        9.76%
Equity-Income                              10/9/86       9.63%       2.80%      2.13%      9.72%     10/1/03       12.15%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Growth & Income                            1/12/98       1.90%      10.27%      0.42%      ----       5/1/98       -0.52%
CORE U.S. Equity                           2/13/98       2.65%       6.46%     -3.72%      ----       5/1/98        1.08%
Capital Growth                             4/30/98       0.78%       0.68%     -6.52%      ----       5/1/98        0.72%
JANUS ASPEN SERIES
(SERVICE SHARES)
Growth                                     9/13/93       6.96%      -4.14%    -10.87%      7.49%     4/30/98       -0.25%
International Growth                        5/2/94       9.95%      10.16%     -7.60%     10.89%     4/30/98        3.37%
Worldwide Growth                           9/13/93       9.30%      -3.82%    -11.42%      8.72%     4/30/98       -0.14%
Balanced                                   9/13/93      10.27%      -0.10%     -0.60%     11.00%     4/30/98        5.86%
J.P. MORGAN SERIES TRUST II
JPMorgan Small Co                           1/3/95       9.97%      18.53%     -0.09%      ----      4/30/98        3.23%
JPMorgan Mid Cap Value                     9/28/01      16.40%      12.50%      ----       ----      11/1/01       16.41%
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap                11/4/97       7.73%       6.41%     11.29%      ----       7/1/99        8.96%
Lazard Retirement Emerging Markets         11/4/97       4.45%      21.91%      4.04%      ----       7/1/99        6.67%
MFS VARIABLE INSURANCE TRUST
(SERVICE CLASS SHARES)
New Discovery                               5/1/00      -5.53%      -2.16%      ----       ----      11/1/01        0.75%
Investors Growth Stock                      5/1/00     -11.14%       0.58%      ----       ----      11/1/01       -1.77%
Mid Cap Growth                              5/1/00      -9.54%       5.91%      ----       ----      11/1/01       -3.49%
Total Return                                5/1/00       5.21%       2.60%      ----       ----      11/1/01        4.59%
PIMCO (ADMINISTRATIVE CLASS SHARES)
Real Return                                9/30/99       9.51%       0.52%      9.82%      ----       8/1/02        6.80%
Total Return                              12/31/97       4.98%      -3.46%      5.47%      ----       8/1/02        2.41%
Global Bond                                1/10/02      12.14%       2.18%      ----       ----       8/1/02        9.95%
THE PRUDENTIAL SERIES FUND, INC.
(CLASS II SHARES)
Jennison 20/20                              5/3/99       2.70%       6.89%     -0.75%      ----       1/3/00       -1.11%
Jennison                                   4/25/95       6.88%       0.81%    -10.58%      ----       1/3/00      -10.80%
ROYCE CAPITAL FUND
Micro-Cap                                 12/27/96      15.16%      5.38%      15.35%      ----       5/1/03       31.60%
Small-Cap                                 12/27/96      14.24%     16.34%      18.56%      ----       5/1/03       35.12%
UBS SERIES TRUST (CLASS I SHARES)
U.S. Allocation                            9/28/98       3.71%      1.96%      -3.68%      ----       7/1/99       -2.09%
(VAN KAMPEN) THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. (CLASS II SHARES)
Core Plus Fixed Income                      5/1/03       6.41%     -4.27%       ----       ----       5/1/03        6.63%
U.S. Real Estate                            5/1/03      34.88%     27.32%       ----       ----       5/1/03       34.88%

* Account inception is the date the portfolio became part of Variable Account A. Since inception is the annualized return since that date.



The "Returns in VAA" are the standardized total returns from the time these Funds were added to VAA through December 31, 2004. The Goldman Sachs Variable, and Janus Aspen Series Funds, were added May 1, 1998. The Lazard Retirement Series Funds were added May 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000. The J.P. Morgan Series Trust and MFS Variable Insurance Trust were added November 1, 2001. The PIMCO Variable Insurance Trust portfolios were added August 1, 2002. The Calvert Variable Series, Dreyfus Variable Investment Fund, Royce Capital Fund, UBS Series Trust and Janus Aspen International Growth Funds were added May 1, 2003. The Fidelity VIP Equity-Income portfolio was added October 1, 2003.


LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                        OHIO NATIONAL VARIABLE ACCOUNT A

                                    FORM N-4

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
The following financial statements of the Registrant are included by reference in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG LLP dated February 20, 2005 [TO BE PROVIDED]

      Statements of Assets and Contract Owners' Equity, December 31, 2004 [TO BE PROVIDED]

      Statements of Operations for the Periods Ended December 31, 2004 [TO BE PROVIDED]

      Statements of Changes in Contract Owners' Equity for the Periods Ended December 31, 2004 and 2003 [TO BE PROVIDED]

      Notes to Financial Statements, December 31, 2004
      [TO BE PROVIDED]


The following consolidated financial statements of the Depositor and its subsidiaries are also included by reference in Part B of this Registration
Statement:


      Independent Auditors' Report of KPMG LLP dated February 6, 2005 [TO BE PROVIDED]

      Consolidated Balance Sheets, December 31, 2004 and 2003
      [TO BE PROVIDED]

      Consolidated Statements of Income for the Years Ended December 31, 2004, 2003 and 2002 [TO BE PROVIDED]

      Consolidated Statements of Changes in Stockholder's Equity for the Years Ended December 31, 2004, 2003 and 2002 [TO BE PROVIDED]

      Consolidated Statements of Cash Flows for the Years Ended December 31, 2004, 2003 and 2002 [TO BE PROVIDED]

      Notes to Consolidated Financial Statements, December 31, 2004, 2003 and 2002 [TO BE PROVIDED]


Consents of the Following Persons:



      KPMG LLP [TO BE PROVIDED]


Exhibits:


All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213).

(3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

(3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of the Registrant's Form N-4, Post-effective Amendment no. 23 on April 27, 1998 (File no. 2-91213).

(4) Combination Annuity Contract, Form 96-VA-3, was filed as Exhibit (4) of the Registrant's registration statement on October 2, 1996 (File no. 333-14375).

(5) Variable Annuity Application, Form V-4896-A, was filed as Exhibit (5) of the Registrant's registration statement on October 2, 1996 (File no. 333-14375).


(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File no. 2-91213) and Exhibit (8)(a) of the Registrant's Form N-4, Post-effective Amendment No. 2 on March 2, 1999 (File No. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Underwriting

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Richard J. Bodner*                 Vice President, Corporate Services




Robert A. Bowen*                   Senior Vice President, Information Systems


Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219


Christopher A. Carlson*            Senior Vice President, Chief Investment Officer


George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert W. Conway*                  Vice President, PGA Marketing Eastern
                                   Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources
                                   & Corporate Services

Diane S. Hagenbuch*                Senior Vice President, Corporate Relations
                                   & Communications

Michael F. Haverkamp*              Senior Vice President and General Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103



Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------


Therese S. McDonough*             Second Vice President, Counsel and Corporate Counsel


William J. McFadden*              Vice President, PGA Marketing Western Division

James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Edward P. Nolan*                  Vice President, Stable Asset Management

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Vice Chairman

George B. Pearson, Jr.*           Senior Vice President, PGA Marketing


William C. Price*                 Vice President and Assistant General Counsel


James D. Purvis*                  Vice President, Financial Reporting

Arthur J. Roberts*                Vice President, Controller & Treasurer

D. Gates Smith*                   Director and Executive Vice President, Agency
                                  & Group

James C. Smith*                   Senior Vice President, Internal Audit & Compliance

Michael D. Stohler*               Vice President, Mortgages and Real Estate

Edith F. Thompson*                Vice President, Individual Annuity Operations

Barbara A. Turner*                Vice President, Broker Dealer Operations




Paul J. Twilling                  Vice President, Information Systems

Dr. David S. Williams*            Vice President and Medical Director




*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:


Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company


Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Ageny of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

Ohio National Insurance Agency, Inc.                         Ohio                     100%


ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.

ITEM 27.  NUMBER OF CONTRACTOWNERS

As of January 18, 2005, the Registrant's contracts were owned by 62,200 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

   Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

   If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS


The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Marc L. Collins                      Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer and Compliance Officer
      James I. Miller II                   Vice President and Director

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting               Compensation
Discounts and                  on Redemption                  Brokerage
Commissions                    or Annuitization               Commissions            Compensation
$57,887,088                        None                          None                    None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

         U.S. Bank, N. A.
         425 Walnut Street
         Cincinnati, Ohio 45202
(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.


ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor. The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 10th day of February 2005.


                                   OHIO NATIONAL VARIABLE ACCOUNT A
                                         (Registrant)

                                   By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                         (Depositor)


                                   By /s/John J. Palmer
                                     -------------------------------------------
                                     John J. Palmer, Vice Chairman

Attest:


/s/ Marc L. Collins
-------------------------------------
Marc L. Collins
Second Vice President and Counsel



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 10th day of February 2005.


                                   THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                         (Depositor)

                                   By /s/John J. Palmer
                                     -------------------------------------------
                                     John J. Palmer, Vice Chairman

Attest:


/s/ Marc L. Collins
-------------------------------------
Marc L. Collins
Second Vice President and Counsel

As required by the Securities Act of 1933, this pre-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                     Date
---------                           -----                     ----
 /s/David B. O'Maley                Chairman, President,      February 10, 2005
 --------------------------         Chief Executive Officer
 David B. O'Maley                   and Director


*/s/Jack E. Brown                   Director                  February 10, 2005
 --------------------------
 Jack E. Brown


*/s/William R. Burleigh             Director                  February 10, 2005
 --------------------------
 William R. Burleigh


*/s/Victoria B. Buyniski Gluckman   Director                  February 10, 2005
 --------------------------------
 Victoria B. Buyniski Gluckman


 --------------------------         Director
 George E. Castrucci


*/s/Raymond R. Clark                Director                  February 10, 2005
 --------------------------
 Raymond R. Clark


 /s/Ronald J. Dolan                 Director, Principal       February 10, 2005
 --------------------------         Financial and Accounting
 Ronald J. Dolan                    Officer


 --------------------------         Director
 John W. Hayden


*/s/James F. Orr                    Director                  February 10, 2005
 --------------------------
 James F. Orr


 /s/John J. Palmer                  Director                  February 10, 2005
 --------------------------
 John J. Palmer


 /s/D. Gates Smith                  Director                  February 10, 2005
 --------------------------
 D. Gates Smith

*By /s/John J. Palmer
 ----------------------------

John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS



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Exhibit                                                  Sequential
Number       Description                                 Numbering System
------       -----------                                 ----------------

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